Segment Information	9 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Segment Information
Segment Information

The Company currently operates two business segments, Property and Casualty and Accident and Health. The “Corporate & Other” segment represents the activities of the holding company, as well as income from the Company’s investment portfolio. The Company evaluates segment performance based on segment profit separately from the results of our investment portfolio. Other operating expenses allocated to the segments are called General and Administrative expenses which are allocated on an actual basis except salaries and benefits where management’s judgment is applied. In determining total assets by segment, the Company identifies those assets that are attributable to a particular segment such as deferred acquisition cost, reinsurance recoverable, goodwill, intangible assets and prepaid reinsurance while the remaining assets are allocated to Corporate & Other segment.

The Property and Casualty Segment, which includes the Reciprocal Exchanges and the management companies, reports the management fees earned by NGHC from the Reciprocal Exchanges for underwriting, investment management and other services as service and fee income for the Company. The effects of these management fees between NGHC and the Reciprocal Exchanges are eliminated in consolidation to derive consolidated net income. However, the management fee income is reported in net income attributable to National General Holdings Corp. and included in basic and diluted earnings (loss) per share.

The following tables summarize the underwriting results of the Company’s operating segments:

Three Months Ended September 30, 2014	Property and Casualty	Accident and Health	Corporate and Other	Total
Gross premium written	$479,866	$17,729	$—	$497,595

Net premium written	413,904	17,666	—	431,570
Change in unearned premiums	(4,966)	11,802	—	6,836
Net earned premium	408,938	29,468	—	438,406
Ceding commission income - primarily related party	705	—	—	705
Service and fee income	31,378	14,516	—	45,894

Underwriting expenses:
Loss and loss adjustment expense	256,769	18,250	—	275,019
Acquisition costs and other underwriting expenses	68,419	15,496	—	83,915
General and administrative	79,078	11,050	—	90,128
Total underwriting expenses	404,266	44,796	—	449,062
Underwriting income (loss)	36,755	(812)	—	35,943
Net investment income	—	—	13,697	13,697
Net realized losses	—	—	(1,118)	(1,118)
Other revenue	—	—	373	373
Equity in losses of unconsolidated subsidiaries	—	—	(1,611)	(1,611)
Interest expense	—	—	(4,709)	(4,709)
Provision for income taxes	—	—	(10,026)	(10,026)
Net loss (income) attributable to non-controlling interest	684	—	86	770
Net income (loss) attributable NGHC	$37,439	$(812)	$(3,308)	$33,319
NGHC	$38,123	$(812)	$(3,247)	$34,064
Reciprocal Exchanges	(684)	—	(61)	(745)
Net income (loss) attributable NGHC	$37,439	$(812)	$(3,308)	$33,319

Three Months Ended September 30, 2013	Property and Casualty	Accident and Health	Corporate and Other	Total
Gross premium written	$324,298	$8,416	$—	$332,714

Net premium written	149,787	8,336	—	158,123
Change in unearned premiums	7,997	5	—	8,002
Net earned premium	157,784	8,341	—	166,125
Ceding commission income - primarily related party	23,518	—	—	23,518
Service and fee income	21,583	12,802	—	34,385

Underwriting expenses:
Loss and loss adjustment expense	104,222	4,038	—	108,260
Acquisition costs and other underwriting expenses	26,063	6,168	—	32,231
General and administrative	66,236	7,996	—	74,232
Total underwriting expenses	196,521	18,202	—	214,723
Underwriting income	6,364	2,941	—	9,305
Net investment income	—	—	8,439	8,439
Net realized gains	—	—	516	516
Equity in losses of unconsolidated subsidiaries	—	—	(128)	(128)
Interest expense	—	—	(540)	(540)
Provision for income taxes	—	—	(4,839)	(4,839)
Net loss (income) attributable to non-controlling interest	—	—	—	—
Net income attributable NGHC	$6,364	$2,941	$3,448	$12,753

Nine Months Ended September 30, 2014	Property and Casualty	Accident and Health	Corporate and Other	Total
Gross premium written	$1,494,337	$117,873	$—	$1,612,210

Net premium written	1,299,998	117,613	—	1,417,611
Change in unearned premiums	(202,218)	(27,669)	—	(229,887)
Net earned premium	1,097,780	89,944	—	1,187,724
Ceding commission income - primarily related party	7,632	—	—	7,632
Service and fee income	76,440	44,646	—	121,086

Underwriting expenses:
Loss and loss adjustment expense	697,207	58,763	—	755,970
Acquisition costs and other underwriting expenses	185,632	47,074	—	232,706
General and administrative	207,314	36,072	—	243,386
Total underwriting expenses	1,090,153	141,909	—	1,232,062
Underwriting income (loss)	91,699	(7,319)	—	84,380
Net investment income	—	—	34,232	34,232
Net realized losses			(1,118)	(1,118)
Other revenue	—	—	480	480
Equity in losses of unconsolidated subsidiaries	—	—	(3,098)	(3,098)
Interest expense	—	—	(7,821)	(7,821)
Provision for income taxes	—	—	(17,786)	(17,786)
Net loss (income) attributable to non-controlling interest	684	—	92	776
Net income (loss) attributable NGHC	$92,383	$(7,319)	$4,981	$90,045
NGHC	$93,067	$(7,319)	$5,042	$90,790
Reciprocal Exchanges	(684)	—	(61)	(745)
Net income (loss) attributable NGHC	$92,383	$(7,319)	$4,981	$90,045

Nine Months Ended September 30, 2013	Property and Casualty	Accident and Health	Corporate and Other	Total
Gross premium written	$996,034	$24,982	$—	$1,021,016

Net premium written	452,816	24,827	—	477,643
Change in unearned premiums	(4,816)	5	—	(4,811)
Net earned premium	448,000	24,832	—	472,832
Ceding commission income - primarily related party	73,509	—	—	73,509
Service and fee income	62,996	30,057	—	93,053

Underwriting expenses:
Loss and loss adjustment expense	293,401	16,732	—	310,133
Acquisition costs and other underwriting expenses	77,249	17,415	—	94,664
General and administrative	191,681	17,774	—	209,455
Total underwriting expenses	562,331	51,921	—	614,252
Underwriting income	22,174	2,968	—	25,142
Net investment income	—	—	22,093	22,093
Net realized gains	—	—	1,463	1,463
Other revenue	—	—	16	16
Equity in losses of unconsolidated subsidiaries	—	—	(452)	(452)
Interest expense	—	—	(1,456)	(1,456)
Provision for income taxes	—	—	(12,393)	(12,393)
Net loss (income) attributable to non-controlling interest	—	—	(44)	(44)
Net income attributable NGHC	$22,174	$2,968	$9,227	$34,369

The following tables summarize the financial position of the Company's operating segments as of September 30, 2014 and December 31, 2013:

September 30, 2014	Property and Casualty	Accident and Health	Corporate and Other	Total
Premiums and other receivables	$732,442	$24,935	$—	$757,377
Prepaid reinsurance premiums	100,300	—	—	100,300
Reinsurance recoverable on unpaid losses	911,046	—	—	911,046
Deferred commission and other acquisition costs	104,090	7,701	—	111,791
Goodwill and intangible assets, net	249,322	92,357	—	341,679
Corporate and other assets	—	—	2,174,298	2,174,298
Total	$2,097,200	$124,993	$2,174,298	$4,396,491

December 31, 2013	Property and Casualty	Accident and Health	Corporate and Other	Total
Premiums and other receivables	$434,433	$14,819	$—	$449,252
Prepaid reinsurance premiums	50,878	—	—	50,878
Reinsurance recoverable on unpaid losses	950,828	—	—	950,828
Deferred commission and other acquisition costs	59,048	1,064	—	60,112
Goodwill and intangible assets, net	93,769	63,146	—	156,915
Corporate and other assets	—	—	1,169,530	1,169,530
Total	$1,588,956	$79,029	$1,169,530	$2,837,515

The following table shows an analysis of the Company's gross and net premiums written and net premiums earned by geographical location for the three and nine months ended September 30, 2014 and 2013:

	Three Months Ended September 30,
	2014			2013
	NGHC	Reciprocal Exchanges	Total	Total
Gross premiums written - North America	$481,047	$9,993	$491,040	$332,714
Gross premiums written - Europe	6,555	—	6,555	—
Net premiums written - North America	200,913	7,205	208,118	78,117
Net premiums written - Bermuda	210,372	—	210,372	72,005
Net premiums written - Europe	13,080	—	13,080	8,001
Net premiums earned - North America	196,453	6,692	203,145	86,120
Net premiums earned - Bermuda	210,371	—	210,371	71,130
Net premiums earned - Europe	24,890	—	24,890	8,875

	Nine Months Ended September 30,
	2014			2013
	NGHC	Reciprocal Exchanges	Total	Total
Gross premiums written - North America	$1,515,687	$9,993	$1,525,680	$1,021,016
Gross premiums written - Europe	86,530	—	86,530	—
Net premiums written - North America	772,232	7,205	779,437	259,367
Net premiums written - Bermuda	511,643	—	511,643	192,948
Net premiums written - Europe	126,531	—	126,531	25,328
Net premiums earned - North America	570,506	6,692	577,198	254,557
Net premiums earned - Bermuda	511,642	—	511,642	193,823
Net premiums earned - Europe	98,884	—	98,884	24,452